Non-cash stock-based compensation - Summary of Information on Warrants Activity (Detail) - Warrants [member]	6 Months Ended		12 Months Ended
	Jun. 30, 2026 € / shares	Jun. 30, 2025 € / shares	Dec. 31, 2025 € / shares	Dec. 31, 2024 € / shares
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options and awards [Line Items]
Option outstanding, beginning balance	169,500	338,875	338,875
Option outstanding, granted	0	0
Option Outstanding, exercised	0	0
Option outstanding, forfeited or expired	(26,500)	(50,000)
Option outstanding, ending balance	143,000	288,875	169,500	338,875
Weighted average exercise price per share, beginning balance	€ 14.25	€ 26.69	€ 26.69
Weighted average exercise price per share, granted	0	0
Weighted average exercise price per share, exercised	0	0
Weighted average exercise price per share, forfeited or expired	27.37	38.45
Weighted average exercise price per share, ending balance	€ 11.82	€ 24.7	€ 14.25	€ 26.69
Remaining Average Useful Life	5 years 2 months 12 days	1 year	4 years 9 months 18 days	1 year 4 months 24 days